Changes in accounting policies	6 Months Ended
Jun. 30, 2024
Basis Of Presentation [Abstract]
Changes in accounting policies	Changes in accounting policies
The unaudited condensed consolidated interim financial statements have been prepared on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2023, except for the accounting requirements set out below, effective as at 1 January 2024.
New standards and amendments applicable for the current period
Classification of liabilities as current or non-current liabilities with covenants (Amendments to IAS 1 "Presentation of Financial Statements")
We adopted the Amendments to IAS 1 which specify the requirements for classifying liabilities as current or non-current. The amendments clarify that a right to defer settlement must exist at the end of the reporting period and that classification is unaffected by the likelihood that an entity will exercise its deferral right. In addition, a requirement has been introduced whereby an entity must disclose when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments do not have a material impact on the Group.
2.Changes in accounting policies (continued)
Lease liability in a sale and leaseback (Amendments to IFRS 16 “Leases”)
We adopted the Amendments to IFRS 16 which specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction. The amendments do not have an impact on the Group.
Supplier finance arrangements (Amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures”)
We adopted the Amendments to IAS 7 and IFRS 7 which clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The amendments do not have a material impact on the Group. We have applied a transition exemption not to provide the disclosures in the interim period in the year of initial application.
New standards or amendments issued but not yet effective
During the six months ended 30 June 2024, we have not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.